Related Party Transactions (Details) - Schedule of remuneration paid to related parties - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Remuneration Paid To Related Parties Abstract
Salaries and benefits	$ 61,116	$ 943